Loans - Loans by Delinquency (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans, Net of Unearned Income	$ 5,734,438	$ 5,920,175	$ 6,066,225
Current	5,712,561	5,899,259	6,042,448
Past Due		20,916	23,777
Total Loans in Nonaccrual Status	19,769	16,479	26,722
Total Loans 90 Days or More Past Due and Accruing	749	1,303	226
30-59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		11,888	10,051
60-89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3,801	2,958
Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		5,227	10,768
Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans, Net of Unearned Income	4,359,720	4,355,942	4,082,893
Current	4,344,252	4,339,045	4,063,309
Past Due		16,897	19,584
Total Loans in Nonaccrual Status	12,371	11,672	17,720
Total Loans 90 Days or More Past Due and Accruing	0	419	226
Real estate loans | 30-59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		10,710	9,609
Real estate loans | 60-89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2,496	2,924
Real estate loans | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3,691	7,051
Real estate loans | Non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans, Net of Unearned Income	1,852,903	1,809,356	1,713,104
Current	1,852,903	1,809,356	1,712,624
Past Due		0	480
Total Loans in Nonaccrual Status	0	0	489
Total Loans 90 Days or More Past Due and Accruing	0	0	0
Real estate loans | Non-owner occupied | 30-59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0	0
Real estate loans | Non-owner occupied | 60-89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0	0
Real estate loans | Non-owner occupied | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0	480
Real estate loans | Multi-family residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans, Net of Unearned Income	878,239	909,439	839,709
Current	877,574	909,439	839,709
Past Due		0	0
Total Loans in Nonaccrual Status	665	0	0
Total Loans 90 Days or More Past Due and Accruing	0	0	0
Real estate loans | Multi-family residential | 30-59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0	0
Real estate loans | Multi-family residential | 60-89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0	0
Real estate loans | Multi-family residential | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0	0
Real estate loans | Land development and construction loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans, Net of Unearned Income	291,416	326,644	406,940
Current	291,416	326,644	406,940
Past Due		0	0
Total Loans in Nonaccrual Status	0	0	0
Total Loans 90 Days or More Past Due and Accruing	0	0	0
Real estate loans | Land development and construction loans | 30-59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0	0
Real estate loans | Land development and construction loans | 60-89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0	0
Real estate loans | Land development and construction loans | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0	0
Real estate loans | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans, Net of Unearned Income	3,022,558	3,045,439	2,959,753
Current	3,021,893	3,045,439	2,959,273
Past Due		0	480
Total Loans in Nonaccrual Status	665	0	489
Total Loans 90 Days or More Past Due and Accruing	0	0	0
Real estate loans | Commercial real estate | 30-59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0	0
Real estate loans | Commercial real estate | 60-89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0	0
Real estate loans | Commercial real estate | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0	480
Real estate loans | Single-family residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans, Net of Unearned Income	535,306	533,481	512,754
Current	523,172	519,730	501,393
Past Due		13,751	11,361
Total Loans in Nonaccrual Status	6,514	6,689	5,004	$ 8,893
Total Loans 90 Days or More Past Due and Accruing	0	419	226
Real estate loans | Single-family residential | 30-59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		7,910	6,609
Total Loans in Nonaccrual Status		276	584	0
Real estate loans | Single-family residential | 60-89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2,336	2,750
Total Loans in Nonaccrual Status		1,703	557	38
Real estate loans | Single-family residential | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3,505	2,002
Total Loans in Nonaccrual Status		3,086	1,777	6,565
Real estate loans | Owner-occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans, Net of Unearned Income	801,856	777,022	610,386
Current	799,187	773,876	602,643
Past Due		3,146	7,743
Total Loans in Nonaccrual Status	5,192	4,983	12,227
Total Loans 90 Days or More Past Due and Accruing	0	0	0
Real estate loans | Owner-occupied | 30-59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2,800	3,000
Real estate loans | Owner-occupied | 60-89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		160	174
Real estate loans | Owner-occupied | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		186	4,569
Commercial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans, Net of Unearned Income	1,239,525	1,380,428	1,354,755
Current	1,234,890	1,378,022	1,350,667
Past Due		2,406	4,088
Total Loans in Nonaccrual Status	7,361	4,772	8,947
Total Loans 90 Days or More Past Due and Accruing	0	0	0
Commercial loans | 30-59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		704	385
Commercial loans | 60-89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,062	5
Commercial loans | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		640	3,698
Loans to financial institutions and acceptances
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans, Net of Unearned Income	27,985	68,965	497,626
Current	27,985	68,965	497,626
Past Due		0	0
Total Loans in Nonaccrual Status	0	0	0
Total Loans 90 Days or More Past Due and Accruing	0	0	0
Loans to financial institutions and acceptances | 30-59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0	0
Loans to financial institutions and acceptances | 60-89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0	0
Loans to financial institutions and acceptances | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0	0
Consumer loans and overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans, Net of Unearned Income	107,208	114,840	130,951
Current	105,434	113,227	130,846
Past Due		1,613	105
Total Loans in Nonaccrual Status	37	35	55	74
Total Loans 90 Days or More Past Due and Accruing	$ 749	884	0
Consumer loans and overdrafts | 30-59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		474	57
Total Loans in Nonaccrual Status		8	9	22
Consumer loans and overdrafts | 60-89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		243	29
Total Loans in Nonaccrual Status		0	11	0
Consumer loans and overdrafts | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		896	19
Total Loans in Nonaccrual Status		$ 11	$ 19	$ 9